SUPPLEMENTARY CASHFLOW INFORMATION - Changes in working capital (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTARY CASHFLOW INFORMATION
Trade and other receivables	€ (1,431)	€ (2,013)
Prepaid expenses and other assets	(621)	(133)
Deferred revenue		(746)
Trade payables and other liabilities	(1,900)	2,297
Other liabilities - non-current	114	140
Changes in working capital	€ (3,838)	€ (455)